INCOME TAXES	12 Months Ended
Jun. 30, 2024
INCOME TAXES
INCOME TAXES

9.INCOME TAXES

The Company generates taxable income primarily in Japan. Income taxes in Japan applicable to the Company are imposed by the national, prefectural, and municipal governments, and in the aggregate resulted in a statutory rate of approximately 30.6% for the fiscal years ended June 30,2024, 2023, and 2022.

The components of income tax expenses were as follows as of June 30,2024, 2023, and 2022 (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Current	¥276,876	¥314,084	¥294,423
Deferred	50,993	3,334	(7,504)
Total	¥327,869	¥317,418	¥286,919

A reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate in Japan for the fiscal years ended June 30, 2024, 2023, and 2022 is as follows:

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Statutory tax rate	30.6%	30.6%	30.6%
Permanent differences	(0.3)%	(2.5)%	(1.7)%
Prefecture, Local, and Enterprise Tax	3.5%	7.3%	7.1%
Tax credits	0.0%	(1.6)%	(1.3)%
Deductions and other adjustments	0.6%	0.4%	(0.5)%
Effective tax rate	34.4%	34.2%	34.2%

The statutory tax rate in effect for the fiscal year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences that are expected to reverse in the future years.

The primary components of deferred tax assets and liabilities were as follows as of June 30, 2024 and 2023 (in thousands):

	June 30,
	2024	2023
Deferred tax assets:
Reserves and Allowances	¥49,545	¥61,842
Intangibles	11,331	11,331
Investments in securities	15,564	14,646
Asset retirement obligation	2,425	2,495
Accrued Commissions	20,737	40,852
Leases	767	944
Net Operating Loss	6,163	5,117
Others	16,537	17,036
Total deferred tax assets, gross	123,069	154,263
Less: valuation allowance	(5,186)	(4,572)
Total deferred tax assets, net	117,883	149,691
Deferred tax liabilities:
Inventories	169,761	150,082
Property and equipment	23,936	26,922
Prepaid Expenses	108	108
Intangible assets, including software	3,543	5,118
Leases	1,919	723
Others	3,634	726
Total deferred tax liabilities	202,901	183,679
Deferred tax liabilities, net	¥85,018	¥33,988

The Company recorded a net deferred tax liability of ¥85,018 thousand and ¥33,988 thousand as of June 30, 2024 and 2023, respectively. In valuing deferred tax assets, the Company uses judgment, considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence is commensurate with the extent to which it can be objectively verified. Based on the weight of evidence, management has provided a full valuation allowance on deferred tax assets incurred for its subsidiaries in the amount of Y5,186 thousand and Y4,572 thousand as of June 30, 2024 and 2023, since it was determined that it was more likely than not that deferred tax assets would not be utilized in the foreseeable future. For Lead Real Estate Co., Ltd, there was no valuation allowance for deferred tax assets as of June 30, 2024 and 2023. Based on the level of historical taxable income and projections for the future taxable income over the periods in which the deferred tax assets become deductible, management believes all deferred tax assets at June 30, 2024 and 2023, are fully realizable.

Interest and penalties related to income tax matters are recognized as a component of selling, general, and administrative expenses in the consolidated statements of comprehensive income, if applicable. The Company did not have any uncertain tax benefits, interest or penalties associated with uncertain tax benefits that have been accrued or recognized as of and for the fiscal years ended June 30, 2024, 2023, and 2022.

Changes to valuation allowance for deferred tax assets were as follows for the fiscal years ended June 30, 2024, 2023, and 2022 (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Valuation allowance, beginning of period	¥4,572	¥121	¥—
Net changes during the period	614	4,451	121
Valuation allowance, end of period	¥5,186	¥4,572	¥121

Out of total net operating loss of ¥27,602 thousand as of June 30, 2024, ¥3,807 thousand incurred in Japan will begin to expire in 2030 through 2034 and ¥23,795 thousand incurred in foreign jurisdictions have no expiration dates.

The Company is subject to taxation and files income tax returns in Japan and foreign jurisdictions. Tax years for the periods ended June 30, 2020 through June 30, 2024 for Japan jurisdiction and tax years for the periods ended June 30, 2022 through June 30, 2024 in major foreign jurisdictions remain subject to examination.